Segment Information	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Information

8. SEGMENT INFORMATION

The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.

CNH Industrial has the following five operating segments:

Agricultural Equipment which designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH Agriculture brands, as well as the Steyr brand in Europe.  Subsequent to the acquisition of substantially all of the assets of Miller in November 2014, certain products are also sold under the Miller brand, primarily in North America.

Construction Equipment which designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, telehandlers and trenchers. Construction equipment is sold under the New Holland Construction and Case Construction brands.

Commercial Vehicles which designs, produces and sells a full range of light, medium and heavy vehicles for the transportation and distribution of goods through the Iveco brand, commuter buses and touring coaches through the Iveco Bus (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment through Iveco Astra, firefighting vehicles through the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.

Powertrain which designs, manufactures and offers a range of propulsion and transmission systems for on- and off-road applications, as well as engines for marine application and power generation through the FPT Industrial brand.

Financial Services which offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products.

Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its usual business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.

Historically and through 2014, the CODM assessed the performance of the operating segments mainly on the basis of trading profit/(loss), earned by those segments, prepared in accordance with IFRS. Trading profit was defined as income before restructuring, gains/(losses) on disposal of investments and other unusual items, interest expense of Industrial Activities, income taxes, equity in income (loss) of unconsolidated subsidiaries and affiliates, and noncontrolling interests. Due to the Company’s transition to reporting under U.S. GAAP during 2014, CODM began reviewing the performance of operating segments using also operating profit calculated using U.S. GAAP. Starting from 2015, CODM began reviewing the performance of operating segments using only Operating Profit of Industrial Activities calculated using U.S. GAAP. Operating Profit of Industrial Activities is defined as net sales less cost of goods sold, selling, general and administrative expenses and research and development expenses. Operating Profit of Financial Services is defined as revenues, less selling, general and administrative expenses, interest expenses and certain other operating expenses. In addition, with reference to Financial Services, the CODM assesses the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP. Prior year segment data has been recast to conform to the current year’s presentation.

A reconciliation from consolidated operating profit to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the three months ended March 31, 2015 and 2014 is provided below (in millions).

	Three Months Ended March 31,
	2015	2014
	(in millions)
Operating profit	$284	$466
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(12)	(12)
Interest expenses of Industrial Activities, net of interest income and eliminations	(106)	(141)
Other, net	(75)	(94)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$91	$219

Segment Information

The following summarizes operating profit by reportable segment (in millions):

	Three Months Ended March 31,
	2015	2014
	(in millions)
Agricultural Equipment	$204	$464
Construction Equipment	-	3
Commercial Vehicles	1	(70)
Powertrain	36	34
Eliminations and other	(18)	(19)
Total Operating profit of Industrial Activities	$223	$412
Financial Services	129	134
Eliminations and other	(68)	(80)
Operating profit	$284	$466

A summary of additional reportable segment information for the three months ended March 31, 2015 and 2014 is as follows (in millions):

	Three Months Ended March 31,
	2015	2014
	(in millions)
Revenues:
Agricultural Equipment	$2,577	$3,706
Construction Equipment	602	774
Commercial Vehicles	2,037	2,308
Powertrain	901	1,201
Eliminations and other	(492)	(776)
Net sales of Industrial Activities	5,625	7,213
Financial Services	413	440
Eliminations and other	(78)	(113)
Total Revenues	$5,960	$7,540